Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses

Loans are comprised of the following at December 31:
	2011	2010
Residential real estate	$226,489	$236,878
Commercial real estate:
Owner-occupied	142,566	149,042
Nonowner-occupied	55,419	55,989
Construction	21,471	21,591
Commercial and industrial	45,200	55,306
Consumer:
Automobile	45,702	58,271
Home equity	20,507	20,527
Other	40,954	43,718
	598,308	641,322
Less: Allowance for loan losses	7,344	9,386

Loans, net	$590,964	$631,936

The Bank originated refund anticipation loans that contributed fee income of $561 in 2011, $655 in 2010 and $397 in 2009.  As recommended by the FDIC, the Bank ceased offering refund anticipation loans effective April 19, 2011.

Activity in the allowance for loan losses was as follows:	2011	2010	2009

Balance, beginning of year	$9,386	$8,198	$7,799

Loans charged off:
Residential real estate	1,649	971	1,172
Commercial real estate	2,298	2,766	59
Commercial and industrial	4,725	191	568
Consumer	1,750	1,951	2,532
Total loans charged off	10,422	5,879	4,331

Recoveries of loans:
Residential real estate	198	40	41
Commercial real estate	1,394	70	58
Commercial and industrial	1,127	25	672
Consumer	765	1,061	747
Total recoveries of loans	3,484	1,196	1,518

Net loan charge-offs	(6,938)	(4,683)	(2,813)
Provision charged to operations	4,896	5,871	3,212
Balance, end of year	$7,344	$9,386	$8,198

As a result of management’s evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment, management decided to take partial charge-offs more quickly on collateral dependent impaired loans during the second quarter of 2011.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2011:

	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$993	$3,141	$3,795	$1,457	$9,386
Provision for loan losses	2,188	1,386	439	883	4,896
Loans charged off	(1,649)	(2,298)	(4,725)	(1,750)	(10,422)
Recoveries	198	1,394	1,127	765	3,484
Total ending allowance balance	$1,730	$3,623	$636	$1,355	$7,344

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

December 31, 2011	Residential Real Estate		Commercial Real Estate	Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$655	$	----	$	----	$655
Collectively evaluated for impairment		1,730	2,968		636		1,355	6,689
Total ending allowance balance		$1,730	$3,623		$636		$1,355	$7,344

Loans:
Loans individually evaluated for impairment		$1,085	$10,153		$334	$	----	$11,572
Loans collectively evaluated for impairment		225,404	209,303		44,866		107,163	586,736
Total ending loans balance		$226,489	$219,456		$45,200		$107,163	$598,308

December 31, 2010	Residential Real Estate	Commercial Real Estate	Commercial and Industrial	Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$125	$1,698	$3,407	$	----	$5,230
Collectively evaluated for impairment	868	1,443	388		1,457	4,156
Total ending allowance balance	$993	$3,141	$3,795		$1,457	$9,386

Loans:
Loans individually evaluated for impairment	$1,784	$13,460	$7,862	$	----	$23,106
Loans collectively evaluated for impairment	235,094	213,162	47,444		122,516	618,216
Total ending loans balance	$236,878	$226,622	$55,306		$122,516	$641,322

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)

Information regarding impaired loans is as follows:	2011	2010

Year-end loans with no allocated allowance for loan losses	$8,081	$7,884
Year-end loans with allocated allowance for loan losses	3,491	15,222
Total impaired loans	$11,572	$23,106

Amount of the allowance for loan losses allocated	$655	$5,230

	2011	2010	2009

Average of individually impaired loans during year	$11,163	$24,589	$27,927
Interest income recognized during impairment	$647	$1,158	$1,793
Cash-basis interest income recognized	$608	$1,083	$1,690

The following table presents information related to loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2011:

December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated		Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Residential real estate	$1,136	$1,085	$	----	$748	$36	$31
Commercial real estate:
Owner-occupied	5,713	5,470		----	5,510	325	317
Nonowner-occupied	1,192	1,192		----	1,247	56	49
Construction	----	----		----	----	----	----
Commercial and industrial	614	334		----	483	40	40
Consumer:
Automobile	----	----		----	----	----	----
Home equity	----	----		----	----	----	----
Other	----	----		----	----	----	----
With an allowance recorded:
Residential real estate	----	----		----	----	----	----
Commercial real estate:
Owner-occupied	420	420		130	84	27	22
Nonowner-occupied	2,396	2,396		437	2,414	128	118
Construction	675	675		88	677	35	31
Commercial and industrial	----	----		----	----	----	----
Consumer:
Automobile	----	----		----	----	----	----
Home equity	----	----		----	----	----	----
Other	----	----		----	----	----	----
Total	$12,146	$11,572		$655	$11,163	$647	$608

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.  The difference in the unpaid principal balance and recorded investment of the Company’s loans was not materially different at year-end 2011.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)

The following table presents information related to loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2010:
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Residential real estate	$1,284	$1,244	$	----
Commercial real estate:
Owner-occupied	4,719	4,234		----
Nonowner-occupied	2,987	992		----
Construction	743	743		----
Commercial and industrial	671	671		----
Consumer:
Automobile	----	----		----
Home equity	----	----		----
Other	----	----		----
With an allowance recorded:
Residential real estate	540	540		125
Commercial real estate:
Owner-occupied	4,731	4,731		1,125
Nonowner-occupied	2,760	2,760		573
Construction	----	----		----
Commercial and industrial	7,191	7,191		3,407
Consumer:
Automobile	----	----		----
Home equity	----	----		----
Other	----	----		----
Total	$25,626	$23,106		$5,230

Nonaccrual loans and loans past due 90 days or more and still accruing were as follows:

	December 31, 2011	December 31, 2010

Loans past due 90 days or more and still accruing	$459	$1,714
Nonaccrual loans	$2,678	$3,295

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2011 and 2010:

December 31, 2011	Loans Past Due 90 Days And Still Accruing	Nonaccrual

Residential real estate	$439	$2,450
Commercial real estate:
Owner-occupied	----	125
Nonowner-occupied	----	86
Consumer:
Automobile	13	12
Home equity	----	5
Other	7	----
Total	$459	$2,678

December 31, 2010	Loans Past Due 90 Days And Still Accruing	Nonaccrual

Residential real estate	$1,487	$2,200
Commercial real estate:
Owner-occupied	----	428
Nonowner-occupied	----	432
Consumer:
Automobile	114	100
Home equity	43	104
Other	70	31
Total	$1,714	$3,295

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2011 and 2010:

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate	$3,662	$1,144	$2,889	$7,695	$218,794	$226,489
Commercial real estate:
Owner-occupied	182	----	125	307	142,259	142,566
Nonowner-occupied	69	232	86	387	55,032	55,419
Construction	204	----	----	204	21,267	21,471
Commercial and industrial	171	14	----	185	45,015	45,200
Consumer:
Automobile	864	110	13	987	44,715	45,702
Home equity	75	76	5	156	20,351	20,507
Other	506	162	7	675	40,279	40,954
Total	$5,733	$1,738	$3,125	$10,596	$587,712	$598,308

December 31, 2010	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate	$4,731	$1,951	$3,448	$10,130	$226,748	$236,878
Commercial real estate:
Owner-occupied	1,564	17	428	2,009	147,033	149,042
Nonowner-occupied	87	----	432	519	55,470	55,989
Construction	----	----	----	----	21,591	21,591
Commercial and industrial	15	----	----	15	55,291	55,306
Consumer:
Automobile	1,010	342	213	1,565	56,706	58,271
Home equity	78	50	147	275	20,252	20,527
Other	793	238	101	1,132	42,586	43,718
Total	$8,278	$2,598	$4,769	$15,645	$625,677	$641,322

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) is where the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty. All TDR's are considered to be impaired. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
The following table presents the types of TDR loan modifications by class of loans as of December 31, 2011 and December 31, 2010:

	TDR’s Performing to Modified Terms		TDR’s Not Performed to Modified Terms	Total TDR’s
December 31, 2011
Residential real estate
Interest only payments	$	----	$283	$283
Commercial real estate:
Owner-occupied
Interest only payments		3,619	----	3,619
Rate reduction		869	----	869
Maturity extension at lower stated rate than market rate		219	----	219
Nonowner-occupied
Interest only payments		3,357	----	3,357
Construction
Interest only payments		674	----	674
Commercial and industrial
Interest only payments		334	----	334
Total TDR’s		$9,072	$283	$9,355

	TDR’s Performing to Modified Terms	TDR’s Not Performed to Modified Terms		Total TDR’s
December 31, 2010
Residential real estate
Interest only payments	$456	$	----	$456
Rate reduction	584		----	584
Commercial real estate:
Owner-occupied
Interest only payments	3,886		----	3,886
Rate reduction	887		----	887
Nonowner-occupied
Interest only payments	2,983		----	2,983
Construction
Interest only payments	679		----	679
Commercial and industrial
Interest only payments	671		----	671
Rate reduction	6,668		----	6,668
Total TDR’s	$16,814	$	----	$16,814

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
At December 31, 2011, the balance in TDR loans decreased $7,459, or 44.4%, from year-end 2010. This was largely impacted by partial charge-offs and subsequent payoffs recorded on one impaired commercial and industrial loan relationship totaling $6,668 during the first and fourth quarters of 2011. At December 31, 2011 and December 31, 2010, 97% and 100% of the Company’s TDR’s were performing according to their modified terms. The Company allocated $655 and $3,791 in reserves to customers whose loan terms have been modified in TDR’s as of December 31, 2011 and December 31, 2010, respectively. At December 31, 2011, the Company had $81 in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s as compared to none at December 31, 2010.

At    The following table presents the post-modification balances of TDR loan modifications by class of loans that occurred during year ended December 31, 2011:

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2011
Residential real estate	$	----	$	----	$	----
Commercial real estate:
Owner-occupied
Rate reduction		1,515		----		1,515
Maturity extension at lower stated rate than market rate		226		----		226
Nonowner-occupied
Interest only payments		400		----		400
Maturity extension at lower stated rate than market rate		1,927		----		1,927
Construction		----		----		----
Commercial and industrial		----		----		----
Total TDR’s		$4,068	$	----		$4,068

All of the Company’s TDR’s that occurred during the year ended December 31, 2011 were performing in accordance with their modified terms and did not experience any payment defaults within twelve months following the loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. The TDR’s described above increased the allowance for losses by $544 and resulted in charge-offs of $414 during the year ended December 31, 2011. As of December 31, 2011, the Company had allocated $130 of reserves to customers whose loan terms have been modified during the year ended December 31, 2011.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 10. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and "classified" assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 10. The Company's risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $500.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
The Company uses the following definitions for its criticized loan risk ratings:

Special Mention (Loan Grade 8). Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency. These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification. These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies. These loans are considered bankable assets with no apparent loss of principal or interest envisioned. The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted. Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one year after restructuring.

The Company uses the following definitions for its classified loan risk ratings:

Substandard (Loan Grade 9). Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade 8 loans. Collateral liquidation is considered likely to satisfy debt.

Doubtful (Loan Grade 10). Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or reevaluation date. As of December 31, 2011 and December 31, 2010, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2011	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$113,118	$15,664	$13,784	$142,566
Nonowner-occupied	31,697	12,815	10,907	55,419
Construction	19,519	----	1,952	21,471
Commercial and industrial	36,633	3,250	5,317	45,200
Total	$200,967	$31,729	$31,960	$264,656

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)

December 31, 2010	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$122,726	$15,764	$10,552	$149,042
Nonowner-occupied	48,569	1,550	5,870	55,989
Construction	15,487	63	6,041	21,591
Commercial and industrial	39,725	3,943	11,638	55,306
Total	$226,507	$21,320	$34,101	$281,928

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau), but the scores are not updated. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower's credit score to be a significant influence in the determination of a loan's credit risk grading.

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2011 and December 31, 2010:

December 31, 2011	Consumer
	Automobile	Home Equity	Other	Residential Real Estate	Total

Performing	$45,677	$20,502	$40,947	$223,600	$330,726
Nonperforming	25	5	7	2,889	2,926
Total	$45,702	$20,507	$40,954	$226,489	$333,652

December 31, 2010	Consumer
	Automobile	Home Equity	Other	Residential Real Estate	Total

Performing	$58,057	$20,380	$43,617	$233,191	$355,245
Nonperforming	214	147	101	3,687	4,149
Total	$58,271	$20,527	$43,718	$236,878	$359,394

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia. Approximately 3.98% of total loans were unsecured at December 31, 2011, up from 3.93% at December 31, 2010